Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 730	$ 707	$ 1,424	$ 1,759
Operating cash flows from financing leases	12	16	30	22
Financing cash flows from financing leases	$ 34	$ 45	82	101
Operating lease				$ 4,735